INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Related party transaction, net revenue	¥ 23,639	¥ 29,100
Interest expense, related party	23,369	22,379
Cost of revenues [Member]
Related party transaction, cost of revenues and operating expenses	83,337	24,597
Sales and marketing expenses [Member]
Related party transaction, cost of revenues and operating expenses	8,832	9,902
Research and development expenses [Member]
Related party transaction, cost of revenues and operating expenses	18,168	14,234
General and administrative expenses [Member]
Related party transaction, cost of revenues and operating expenses	¥ 10,787	¥ 3,467